Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Amounts Due to and from Related Parties

The amounts due to and from related parties as a result of the transactions referred to above are as follows:

December 31 (millions of Canadian dollars)	2013	2012
Due from related parties	197	154
Due to related parties[1]	(230)	(261)
Investment	251	251

[1]	Included in due to related parties at December 31, 2013 are amounts owing to the IESO in respect of power purchases of $217 million (2012 – $199 million).